Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 03, 2022
Registrant Name	dei_EntityRegistrantName	BLACKROCK BOND FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000276463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 23, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 23, 2022
Prospectus Date	rr_ProspectusDate	Oct. 15, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A